Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0001130713
Registrant Name	Neighborhood Intelligence, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES